MASSMUTUAL SELECT FUNDS

Supplement dated May 6, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Important Information Concerning the MassMutual Select NASDAQ-100® Fund

The investment objective of the MassMutual Select NASDAQ-100 Fund is to seek to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®*. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), has informed the Fund that, as the result of the reconstitution of the Index in May 2011 increasing the number of companies each representing more than 5% of the Index, NTI expects that it will be necessary for the Fund to operate as a non-diversified investment company. On the basis of discussions with the Staff of the Securities and Exchange Commission and MassMutual’s recommendation, the Fund’s Board of Trustees has authorized NTI to operate the Fund as a non-diversified investment company to the extent necessary and appropriate, in the judgment of NTI, to comply with the Fund’s investment objective following the reconstitution of the Index. If the Fund operates as a non-diversified investment company, it may hold larger positions in a smaller number of stocks than a fund that operates as a diversified investment company.

* NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

The following information supplements the information found under Principal Risks on page 65 for the NASDAQ-100 Fund:

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a mutual fund which operates as a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were operated as a diversified fund.

The following information replaces similar information found under the heading Subadvisers and Portfolio Managers on page 187 in the section titled Management of the Funds:

MassMutual contracts with the following subadvisers to help manage the Funds. Subject to the oversight of the Trustees, MassMutual has the ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-11-01

MASSMUTUAL SELECT FUNDS

MassMutual Select NASDAQ-100® Fund

Supplement dated May 6, 2011 to the

Summary Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Important Information Concerning the MassMutual Select NASDAQ-100® Fund

The investment objective of the MassMutual Select NASDAQ-100 Fund is to seek to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®*. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), has informed the Fund that, as the result of the reconstitution of the Index in May 2011 increasing the number of companies each representing more than 5% of the Index, NTI expects that it will be necessary for the Fund to operate as a non-diversified investment company. On the basis of discussions with the Staff of the Securities and Exchange Commission and MassMutual’s recommendation, the Fund’s Board of Trustees has authorized NTI to operate the Fund as a non-diversified investment company to the extent necessary and appropriate, in the judgment of NTI, to comply with the Fund’s investment objective following the reconstitution of the Index. If the Fund operates as a non-diversified investment company, it may hold larger positions in a smaller number of stocks than a fund that operates as a diversified investment company.

* NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

The following information supplements the information found under Principal Risks:

Non-Diversification Risk Because the Fund may invest its assets in a more limited number of issuers than a mutual fund which operates as a diversified fund, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were operated as a diversified fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

11-01